Other Income	12 Months Ended
Dec. 31, 2014
Other Income
Other Income

19. Other Income

        Other income was comprised of the following at the respective dates:

	Successor		Predecessor
	Period beginning February 5, 2014 and ending December 31, 2014		Period beginning January 1, 2014 and ending May 13, 2014	Years Ended December 31,

				2013	2012
(Dollars in thousands)
AeroTurbine
Engines, airframes, parts and supplies revenue	$275,315		$123,695	$330,880	$308,981
Cost of goods sold(a)	(234,478)		(102,566)	(284,432)	(255,918)

Gross profit	40,837		21,129	46,448	53,063
Management fees, interest and other(b)	50,006	(c)	23,024	76,784	70,187

	$90,843		$44,153	$123,232	$123,250

(a)	Amounts were presented as Cost of sales in the Predecessor financial statements.
(b)	Amounts were presented as Interest and other in the Predecessor financial statements.
(c)	Includes interest and other income from AerCap. See Note 9—Related Party Transactions.